UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08134

Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	January 31

Date of Reporting Period:	April 30, 2008

Item 1. Schedule of Investments

Eaton Vance Florida Plus Insured Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.2%

Principal Amount (000’s omitted)	Security	Value
Hospital — 3.1%
$1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	$944,010
225	South Miami Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	219,575
		$1,163,585
Housing — 0.4%
$165	Pinellas County Housing Finance Authority, (SFMR), (GNMA), (AMT), 5.80%, 3/1/29	$165,411
		$165,411
Industrial Development Revenue — 3.7%
$1,315	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,367,732
		$1,367,732
Insured-Electric Utilities — 3.5%
$650	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$650,871
600	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	652,134
		$1,303,005
Insured-Escrowed/Prerefunded — 5.5%
$1,000	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$1,083,680
900	Orange County Tourist Development Tax, (AMBAC), Prerefunded to 4/1/12, 5.125%, 10/1/30 (1)	972,972
		$2,056,652
Insured-General Obligations — 6.3%
$190	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37	$193,306
800	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/36	802,448
330	Puerto Rico, (FSA), Variable Rate, 10.568%, 7/1/27 (2) (3)	392,360
1,985	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	937,377
		$2,325,491
Insured-Hospital — 14.9%
$770	Brevard County Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	$774,851
275	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38 (4)	277,618
1,250	Indiana Health and Educational Facilities Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	1,270,425
250	Jacksonville Economic Development Authority, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	259,235
1,000	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42 (1)	986,635
50	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	49,331
270	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	279,504
545	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	562,053
1,000	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,066,950
		$5,526,602
Insured-Housing — 1.4%
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$500,510
		$500,510

1

Insured-Lease Revenue/Certificates of Participation — 1.4%
$500	Broward County School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	$505,585
		$505,585
Insured-Other Revenue — 1.4%
$500	St. John’s County Industrial Development Authority, (Professional Golf), (MBIA), 5.00%, 9/1/23	$512,095
		$512,095
Insured-Public Education — 2.7%
$320	Florida Gulf Coast University Financing Corporation, (MBIA), 4.75%, 8/1/32	$314,099
690	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	694,133
		$1,008,232
Insured-Solid Waste — 1.4%
$500	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$505,045
		$505,045
Insured-Special Assessment Revenue — 3.1%
$345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	$353,518
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	796,005
		$1,149,523
Insured-Special Tax Revenue — 13.0%
$1,015	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$936,815
1,250	Clearwater, Spring Training Facilities, (MBIA), 5.375%, 3/1/31 (5)	1,348,962
270	Louisiana Gas and Fuels Tax, (FGIC), (FSA), 5.00%, 5/1/41	274,271
320	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	282,557
5,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	1,036,780
475	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	475,461
1,220	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	88,487
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	29,745
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	55,518
355	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	41,727
340	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	254,041
		$4,824,364
Insured-Transportation — 22.6%
$780	Central Puget Sound, WA, Regional Transportation Authority, Sales Revenue, (FSA), 5.00%, 11/1/34	$801,380
270	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38 (6)	257,240
2,000	Chicago, IL, (O’Hare International Airport), (FSA), 5.00%, 1/1/33	2,046,060
345	Chicago, IL, (O’Hare International Airport), (FSA), 5.00%, 1/1/38	351,603
750	Florida Mid-Bay Bridge Authority, (AMBAC), 4.625%, 10/1/32	709,552
365	Metropolitan Atlanta Rapid Transit Authority, GA, (FSA), 5.00%, 7/1/34	376,903
1,125	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	1,058,096
1,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32	932,320
475	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	488,842
780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	837,923
500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	525,760
		$8,385,679
Insured-Water and Sewer — 22.6%
$1,440	Austin, TX, Water and Wastewater System Revenue, (FSA), 5.00%, 11/15/33	$1,473,120
1,260	Fernley, NV, (AGC), 5.00%, 2/1/38	1,288,224
250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	252,412
240	Houston, TX, Utility System, (FSA), 5.00%, 11/15/33	246,408
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,000,770
1,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/24	1,024,260
500	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	506,130

2

$370	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	$356,698
250	Tallahassee Consolidated Utility System, (FGIC), 5.50%, 10/1/19	281,045
289	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27 (1)	288,913
461	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27 (1)	471,291
1,160	Wichita, KS, Water & Sewer Utility, (AGC), 5.00%, 10/1/32	1,195,612
		$8,384,883
Special Tax Revenue — 2.2%
$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$811,693
		$811,693
Total Tax-Exempt Investments — 109.2% (identified cost $40,171,708)		$40,496,087
Other Assets, Less Liabilities — (9.2)%		$(3,425,519)
Net Assets— 100.0%		$37,070,568

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
SFMR	—	Single Family Mortgage Revenue

At April 30, 2008, the concentration of the Fund's investments in various states, determined as a percentage of net assets, is as follows:

Florida	43.9%
Puerto Rico	11.0%
Others, represents less than 10% individually	54.3%

The Fund invests primarily in debt securities issued by Florida and other states municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at April 30, 2008, 91.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 27.4% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, the aggregate value of the securities is $392,360 or 1.1% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2008.
(4)	When-issued security.
(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2008, is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	61 U.S. Treasury Bond	Short	$(7,070,591)	$(7,130,329)	$(59,738)

3

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$1,625,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(32,841)
Merrill Lynch Capital Services, Inc.	850,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	(9,512)
Morgan Stanley Capital Services, Inc.	625,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(56,847)
					$(99,200)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,406,626
Gross unrealized appreciation	903,358
Gross unrealized depreciation	(523,897)
Net unrealized appreciation	$379,461

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At April 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(59,738)
Level 2	Other Significant Observable Inputs	40,496,087	(99,200)
Level 3	Significant Unobservable Inputs	—	—
Total		$40,496,087	$(158,938)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of January 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

4

Eaton Vance Hawaii Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.2%
$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), 4.75%, 1/1/36	$265,470
350	Hawaii Department of Budget and Finance, (Mid Pacific Institute), 4.625%, 1/1/36	303,138
		$568,608
Electric Utilities — 1.8%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$328,475
		$328,475
Escrowed/Prerefunded — 4.6%
$750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$816,472
		$816,472
General Obligations — 3.0%
$305	Maui County, 5.00%, 3/1/21	$315,111
285	Puerto Rico, 0.00%, 7/1/15	209,415
		$524,526
Hospital — 3.1%
$100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	$98,927
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	300,768
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	145,717
		$545,412
Industrial Development Revenue — 4.7%
$330	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$311,144
600	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	517,482
		$828,626
Insured-Education — 9.4%
$460	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	$461,090
500	University of Hawaii, (MBIA), 3.50%, 7/15/27	403,790
375	University of Hawaii, (MBIA), 4.25%, 7/15/30	340,789
500	University of Hawaii, (MBIA), 4.50%, 7/15/32	469,100
		$1,674,769
Insured-Electric Utilities — 4.1%
$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$254,260
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	466,430
		$720,690
Insured-Escrowed/Prerefunded — 6.1%
$100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$108,438
350	Hawaii County, (FGIC), Prerefunded to 7/15/11, 5.125%, 7/15/21	376,005
250	Honolulu, City and County Board Water Supply Systems, (FSA), Prerefunded to 7/1/11, 5.25%, 7/1/31	269,350
300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	325,607
		$1,079,400

1

Insured-General Obligations — 15.7%
$1,000	Hawaii, (MBIA), 5.25%, 5/1/24 (2)	$1,052,660
350	Hawaii County, (FGIC), 5.55%, 5/1/10	367,710
500	Honolulu, City and County, (FSA), 5.00%, 7/1/29	515,170
300	Kauai County, (MBIA), 5.00%, 8/1/24	305,472
290	Maui County, (MBIA), 5.00%, 3/1/25	299,988
200	Puerto Rico, (FSA), Variable Rate, 10.568%, 7/1/27 (3) (4)	237,794
		$2,778,794
Insured-Lease Revenue/Certificates of Participation — 4.7%
$805	Hawaii State Housing Development Corp., (Kapolei Office), (FSA), 5.00%, 11/1/31	$825,737
		$825,737
Insured-Special Tax Revenue — 3.5%
$95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$31,690
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	109,400
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	353,902
770	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	55,848
140	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	18,508
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	34,933
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	26,447
		$630,728
Insured-Transportation — 24.0%
$900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	$894,393
500	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/31	482,865
575	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	572,522
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	258,943
480	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	514,690
440	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	472,674
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	1,053,570
		$4,249,657
Insured-Water and Sewer — 7.3%
$1,000	Honolulu, City and County Wastewater System, (FGIC), 0.00%, 7/1/18	$617,930
700	Honolulu, City and County Wastewater System, (MBIA), 4.50%, 7/1/37	673,554
		$1,291,484
Other Revenue — 3.5%
$600	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	$625,566
		$625,566
Special Tax Revenue — 5.9%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$283,750
505	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	506,055
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	251,135
		$1,040,940
Total Tax-Exempt Investments — 104.6% (identified cost $18,520,612)		$18,529,884
Other Assets, Less Liabilities — (4.6)%		$(822,137)
Net Assets — 100.0%		$17,707,747

2

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2008, 71.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 25.8% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $237,794 or 1.3% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2008.

A summary of financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	21 U.S. Treasury Bond	Short	$(2,405,575)	$(2,454,703)	$(49,128)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$825,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(16,674)

Merrill Lynch Capital Services, Inc.	750,000	4.9025	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	(8,392)

Morgan Stanley Capital Services, Inc.	275,000	5.428	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	(25,013)

					$(50,079)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,506,675
Gross unrealized appreciation	652,957
Gross unrealized depreciation	(559,748)
Net unrealized appreciation	$93,209

3

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At April 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(49,128)
Level 2	Other Significant Observable Inputs	$18,529,884	(50,079)
Level 3	Significant Unobservable Inputs	—	—
Total		$18,529,884	$(99,207)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of January 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

4

Eaton Vance High Yield Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.5%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$6,757,170
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,819,676
4,520	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,537,854
2,050	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,958,057
965	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	857,702
		$15,930,459
Education — 3.2%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32 (1)	$12,336,540
5,900	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	5,279,202
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	660,736
3,975	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,816,079
3,405	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	3,031,880
8,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38 (1)	8,276,848
		$33,401,285
Electric Utilities — 6.5%
$3,500	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$2,280,215
4,920	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	3,683,063
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	2,868,720
4,500	Chula Vista, CA, (San Diego Gas), (AMT), 5.00%, 12/1/27	4,336,515
12,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC Project), (AMT), 5.75%, 11/1/37	12,247,875
22,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	20,517,070
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,685,824
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,490,835
16,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), Variable Rate, 5.25%, 11/1/37	16,462,545
		$67,572,662
Escrowed/Prerefunded — 4.5%
$25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	$13,991,000
5,530	Dawson Ridge, CO, Metropolitan District #1, Series A, Escrowed to Maturity, 0.00%, 10/1/22	2,854,144
3,500	Dawson Ridge, CO, Metropolitan District #1, Series B, Escrowed to Maturity, 0.00%, 10/1/22	1,806,420
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18 (2)	4,184,317
13,345	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39	15,538,384
7,050	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39 (1)	8,208,703
805	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	827,902
		$47,410,870

General Obligations — 1.1%
$1,200	California, 5.25%, 2/1/30	$1,221,132
6,865	California, 5.25%, 3/1/38	7,044,863
2,955	New York, NY, 5.25%, 6/1/28 (1)	3,038,410
		$11,304,405
Health Care-Miscellaneous — 1.9%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,875,982
750	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93, 7.75%, 7/1/17	750,360
3,600	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	3,474,180
1,346	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36 (3)	1,380,655
1,254	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36 (3)	1,286,820
1,053	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36 (3)	1,080,486
210	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36 (3)	215,249
477	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36 (3)	489,179
1,320	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36 (3)	1,354,990
522	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36 (3)	535,550
1,044	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36 (3)	1,071,162
333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36 (3)	341,344
694	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36 (3)	711,830
574	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36 (3)	588,732
4,460	Yavapai County, AZ, Industrial Development Revenue, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,932,070
		$20,088,589
Hospital — 17.0%
$9,180	California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 4/1/37	$8,893,217
6,055	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	5,873,592
21,990	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	21,132,170
9,065	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48 (4)	9,043,607
2,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	1,878,600
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	7,259,512
3,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	3,711,786
2,190	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,135,272
19,135	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	17,946,525
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	867,135
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	844,637
1,000	Henderson, NV, Health Care Facility, (Catholic Healthcare West), 5.625%, 7/1/24	1,025,290
5,000	Johnson City, TN, Health and Educational Facilities Board, 5.50%, 7/1/36	4,661,700

$12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	$1,849,805
9,195	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	8,590,980
7,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.375%, 7/1/23	7,128,100
2,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	2,037,500
1,500	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	1,438,170
8,535	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	8,057,125
4,500	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,025,700
2,250	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,924,987
7,470	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/36 (4)	7,655,107
2,460	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	2,347,086
3,190	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29 (4)	3,186,363
6,385	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37 (4)	6,401,729
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,430,874
10,000	Sullivan County, TN, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	8,983,200
21,640	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	18,592,872
3,410	Washington County Hospital, AR, (Regional Medical Center), 5.00%, 2/1/35	3,084,038
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,291,206
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,447,480
		$176,745,365
Housing — 4.2%
$4,865	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$4,227,004
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19 (3)	4,283,120
2,390	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,668,172
1,705	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,738,674
450	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	457,353
4,000	Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49 (3)	3,932,320
5,000	Muni Mae Tax-Exempt Bond, LLC, 6.875%, 6/30/49 (3)	5,163,850
3,005	Oregon Health Authority, (Trillium Affordable Housing), (AMT), Series A, 6.75%, 2/15/29	3,058,729
1,345	Oregon Health Authority, (Trillium Affordable Housing), (AMT), Series B, 6.75%, 2/15/29	1,342,552
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06 (5)	829,169
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31 (5)	2,039,100
4,265	Virginia Housing Development Authority, 5.20%, 10/1/26 (1)	4,239,862
9,670	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	8,964,767
1,300	Virginia Housing Development Authority, (AMT), Variable Rate, 16.321%, 10/1/35 (3) (6)	1,239,940
		$44,184,612
Industrial Development Revenue — 17.5%
$2,109	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,995,288
3,065	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	3,329,203
10,000	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.125%, 5/15/33	8,914,700

$2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$1,769,020
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,934,242
5,000	Courtland, AL, Industrial Development Board, (Solid Waste Disposal), (International Paper Co.), (AMT), 5.20%, 6/1/25	4,303,950
10,185	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	7,451,346
8,840	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	6,950,362
8,085	Effingham County, GA, (Solid Waste Disposal), (Fort James Project), (AMT), 5.625%, 7/1/18	7,110,515
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,702,484
3,555	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,581,200
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	4,756,822
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	6,143,325
5,240	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,450,124
21,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	21,842,520
2,730	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,593,691
590	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	599,676
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,303,718
2,850	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	2,515,296
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,422,372
13,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,936,250
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,630,880
7,000	New York, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	6,807,500
4,000	New York, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/28	4,003,920
5,995	New York, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	6,176,708
8,200	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	7,211,572
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	607,876
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,043,200
6,510	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	6,311,771
36,250	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	33,483,038
		$181,882,569
Insured-Education — 1.3%
$10,000	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26 (1)	$10,302,951
3,310	University of California, (FSA), 4.50%, 5/15/35	3,170,086
		$13,473,037
Insured-Electric Utilities — 1.8%
$12,875	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26 (7)	$11,648,914
7,810	Matagorda County, TX, Navigation District No.1, (AEP Texas Central Co.), (MBIA), (AMT), 5.20%, 5/1/30 (7)	7,590,695
		$19,239,609
Insured-Escrowed/Prerefunded — 0.6%
$6,000	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30 (1)	$6,301,900
		$6,301,900

Insured-General Obligations — 6.4%
$9,855	Clark County, NV, (AMBAC), 2.50%, 11/1/36	$6,144,198
15,000	Connecticut, (AMBAC), 5.25%, 6/1/19 (1)	16,710,800
13,970	District of Columbia, (FGIC), 4.75%, 6/1/33	13,338,835
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,115,983
1,095	Geary County, KS, (XLCA), 3.50%, 9/1/31	806,687
15,000	Kendall Kane and Will Counties, IL, Community Unit School District No.308, (FSA), 0.00%, 2/1/28 (4)	5,472,900
4,740	Mississippi, (FSA), 5.25%, 11/1/21 (1)	5,301,974
9,990	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)	10,996,992
4,900	Puerto Rico, (FSA), Variable Rate, 10.568%, 7/1/27 (3) (6)	5,825,953
		$66,714,322
Insured-Hospital — 1.3%
$7,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (1)	$7,503,019
1,080	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	1,118,016
2,190	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	2,258,525
2,805	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	2,831,535
		$13,711,095
Insured-Other Revenue — 0.9%
$10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	$3,608,188
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	2,998,700
12,700	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	2,576,576
		$9,183,464
Insured-Special Tax Revenue — 1.7%
$1,810	Louisiana Gas and Fuels Tax, (FGIC), 4.50%, 5/1/41	$1,714,776
8,050	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	7,791,112
48,875	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	3,544,904
9,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	1,194,427
17,920	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	2,235,699
14,320	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	1,683,173
		$18,164,091
Insured-Student Loan — 0.9%
$11,135	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$9,439,585
		$9,439,585
Insured-Transportation — 3.4%
$2,400	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.10%, 11/1/24	$2,428,032
2,000	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.25%, 11/1/28	2,024,700
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,370,800
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,215,600
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	1,720,600
14,400	Indianapolis, IN, Local Public Improvement Bond Bank, (Indianapolis Airport Authority), (AMBAC), (AMT), 5.00%, 1/1/36 (7)	13,400,784
2,210	San Antonio, TX, Airport System, (FSA), (AMT), 5.00%, 7/1/32	2,099,876
20,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	5,801,200
		$35,061,592

Insured-Water and Sewer — 0.7%
$3,740	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	$3,624,434
3,955	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	3,607,356
		$7,231,790
Lease Revenue/Certificates of Participation — 2.1%
$21,000	Greenville County, SC, School District, 5.00%, 12/1/24 (1)	$21,499,730
		$21,499,730
Nursing Home — 0.6%
$2,385	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,405,296
1,150	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	1,084,979
2,790	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,794,938
		$6,285,213
Other Revenue — 12.2%
$112,970	Buckeye, OH, Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$6,427,993
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	475,600
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	6,576,281
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	2,235,600
81,635	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	2,476,806
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26 (3)	5,390,100
9,130	Golden StateTobacco Securitization Corp., CA, Prerefunded to 6/1/13, 5.50%, 6/1/33 (1)	9,991,507
2,295	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 6.625%, 6/1/40	2,631,011
2,410	Main Street, GA, National Gas, Inc., Gas Project Revenue, 5.50%, 9/15/27	2,259,761
10,050	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	9,177,258
14,000	Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37 (3)	12,939,360
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	376,125
20,000	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	15,627,000
650	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	638,326
1,205	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,175,200
250	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	242,213
455	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	425,766
1,864	Pueblo of Santa Ana, NM, 15.00%, 4/1/24 (3)	1,801,371
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	6,235,656
1,741	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	1,754,210
9,000	Seminole Tribe, FL, Special Obligation Revenue, 5.25%, 10/1/27 (3)	8,217,000
6,135	Seminole Tribe, FL, Special Obligation Revenue, 5.50%, 10/1/24 (3)	5,880,704
11,370	Texas Municipal Gas Acquisition and Supply Corp., Variable Rate, 2.426%, 12/15/17	9,366,606
2,990	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	2,393,136
22,830	Tobacco Settlement Financing Corp., VA , 0.00%, 6/1/47	1,400,621
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26 (3)	8,018,665
2,470	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	2,464,344
		$126,598,220
Senior Living/Life Care — 8.3%
$7,380	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$7,386,716
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (8)	2,306,225
1,575	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	1,418,398
6,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	5,163,120
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27 (8)	1,929,360
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	6,924,524
3,210	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,811,960
5,480	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	4,730,610
7,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	6,709,425

$7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	$6,083,420
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,341,430
6,100	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	5,885,341
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	904,402
1,385	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,088,845
3,700	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/35	3,231,506
2,295	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	1,989,237
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	5,592,150
3,250	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	2,742,155
500	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	481,865
1,600	North Carolina Medical Care Commission (United Methodist), 5.50%, 10/1/32	1,542,704
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	3,865,246
3,475	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42	3,247,422
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	474,944
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,154,869
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	4,900,405
1,900	Suffolk County, NY, Industrial Development Agency, (Jeffersons Ferry Project), 5.00%, 11/1/28	1,719,082
		$86,625,361
Special Assessment — 0.4%
$1,500	Poinciana West, FL, Community Development District, 6.00%, 5/1/37	$1,300,785
3,000	University Square, FL, Community Development District, 5.875%, 5/1/38	2,534,850
		$3,835,635
Special Tax Revenue — 5.7%
$1,260	Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$994,090
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,248,288
3,025	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,119,441
249	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	222,546
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,267,688
3,575	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	2,856,068
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32 (1)	22,079,032
2,325	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	2,254,762
2,500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	2,359,475
3,980	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	3,640,188
6,365	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	5,002,954
2,435	Southern Hills, FL, Plantation Community Development District, 5.80%, 5/1/35	2,139,829
3,705	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	2,952,033
5,000	Tisons Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11	4,684,500
		$59,820,894
Transportation — 5.2%
$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$655,320
3,425	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	3,131,717
8,875	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	7,722,404
29,735	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (American Airlines, Inc.), (AMT), 5.50%, 11/1/30	17,779,449
800	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	816,152
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,104,214
10	Port Authority of New York and New Jersey, 5.25%, 9/15/23	10,271
5,050	Port Authority of New York and New Jersey, 5.25%, 9/15/23 (1)	5,186,784
5,000	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37 (1)	4,684,250
10,000	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	10,365,200
1,500	Walker Field, CO, Public Airport Authority, 4.75%, 12/1/27	1,292,565
1,100	Walker Field, CO, Public Airport Authority, 5.00%, 12/1/22	1,033,186
		$53,781,512

Water and Sewer — 1.6%
$7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$6,474,086
10,000	New York Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33 (1)	10,032,960
		$16,507,046
Total Tax-Exempt Investments — 112.5% (identified cost $1,231,008,757)		$1,171,994,912
Other Assets, Less Liabilities — (12.5)%		$(130,667,505)
Net Assets— 100.0%		$1,041,327,407

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At April 30, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	11.5%
California	11.0%
Others, representing less than 10% individually	90.0%

The Fund invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at April 30, 2008, 16.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 5.4% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, the aggregate value of the securities is $71,748,380 or 6.9% of the Fund’s net assets.

(4)	When-issued security.
(5)	Security is in default and making only partial interest payments.
(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2008.
(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(8)	Security is in default with respect to scheduled principal payments.

A summary of financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/08	1,678 U.S. Treasury Bond	Short	$(192,741,267)	$(196,142,477)	$(3,401,210)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$52,550,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(1,062,059)

Merrill Lynch Capital Services, Inc.	$48,775,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(545,778)

Morgan Stanley Capital Services, Inc.	$17,125,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(1,557,608)
					$(3,165,445)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,090,571,742
Gross unrealized appreciation	$23,433,262
Gross unrealized depreciation	(78,907,092)
Net unrealized depreciation	$(55,473,830)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At April 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(3,401,210)
Level 2	Other Significant Observable Inputs	1,171,994,912	(3,165,445)
Level 3	Significant Unobservable Inputs	—	—
Total		$1,171,994,912	$(6,566,655)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of January 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

Eaton Vance Kansas Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.5%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.3%
$125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 9.56%, 7/1/25 (1) (2)	$123,870
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 9.56%, 7/1/37 (1) (2)	331,552
		$455,422
Escrowed/Prerefunded — 6.2%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$572,011
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	326,016
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	748,850
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	552,055
		$2,198,932
Hospital — 10.3%
$500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	$503,265
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	730,320
500	Olathe Health Facilities, (Olathe Medical Center), 5.00%, 9/1/29	496,080
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	795,869
250	Sedgwick County Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	252,480
410	University of Kansas Hospital Authority, 4.50%, 9/1/32	358,565
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	521,120
		$3,657,699
Insured-Education — 6.7%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$106,934
250	Kansas Development Finance Authority, (Kansas State University Housing Systems), (MBIA), 4.375%, 4/1/32	233,625
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (MBIA), 4.50%, 4/1/37	939,930
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	345,306
750	Kansas Development Finance Authority, (University of Kansas Center for Research), (XLCA), 5.00%, 2/1/26	753,292
		$2,379,087
Insured-Electric Utilities — 6.7%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$256,817
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,015,110
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	598,493
500	Wyandotte County & Kansas City Unified Government Utilities System, (FSA), 5.00%, 9/1/28	512,235
		$2,382,655
Insured-Escrowed/Prerefunded — 20.8%
$250	Butler and Sedgwick County, Unified School District #385, (FGIC), Prerefunded to 9/1/10, 5.00%, 9/1/19	$264,370
250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	260,495
1,350	Butler County, Unified School District #490, (FSA), Prerefunded to 9/1/15, 5.00%, 9/1/30	1,493,019
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	545,935
250	Johnson County, Unified School District #232, (FSA), Prerefunded to 9/1/10, 4.75%, 9/1/19	262,960
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	263,438
55	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), Prerefunded to 11/15/11, 5.375%, 11/15/24	59,820

1

$750	Leavenworth County, Unified School District #464, (MBIA), Prerefunded to 9/1/15, 5.00%, 9/1/28	$829,455
250	Pratt, Electric System, (AMBAC), Prerefunded to 5/1/10, 5.25%, 5/1/18	263,928
690	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (3)	748,896
750	Scott County, Unified School District #466, (FGIC), Prerefunded to 9/1/12, 5.00%, 9/1/22	812,918
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	520,190
500	Topeka, Water Pollution Control Utility System, (FGIC), Prerefunded to 8/1/08, 5.40%, 8/1/31	509,160
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	522,960
		$7,357,544
Insured-General Obligations — 13.3%
$870	Geary County, (XLCA), 3.50%, 9/1/31	$640,929
350	Geary County, Unified School District #475, (MBIA), 3.00%, 9/1/26	267,295
500	Harvey County, Unified School District, (MBIA), 5.00%, 9/1/26	503,580
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	607,380
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	227,918
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	341,700
240	Puerto Rico, (MBIA), 5.50%, 7/1/20	257,738
750	Reno County, Unified School District #308, (MBIA), 4.00%, 9/1/26	699,923
150	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	132,842
600	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	520,176
500	Wyandotte County & Kansas City Unified Government, (FSA), 5.00%, 8/1/27	519,100
		$4,718,581
Insured-Hospital — 7.5%
$250	Coffeyville Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$253,710
500	Kansas Development Finance Authority, (Sisters of Charity-Leavenworth), (MBIA), 5.00%, 12/1/25	505,500
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (MBIA), 5.375%, 11/15/26	504,120
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 4.75%, 11/15/36	576,432
545	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	570,789
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	253,920
		$2,664,471
Insured-Housing — 0.7%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	$260,580
		$260,580
Insured-Industrial Development Revenue — 0.7%
$250	Wyandotte, (BPU Office Building), (MBIA), 5.00%, 5/1/21	$256,190
		$256,190
Insured-Lease Revenue/Certificates of Participation — 1.5%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21 (4)	$521,370
		$521,370
Insured-Other Revenue — 2.8%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), 5.00%, 11/1/25	$258,930
440	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.00%, 5/1/26	454,423
250	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.25%, 11/1/26	265,760
		$979,113

2

Insured-Special Tax Revenue — 4.3%
$250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$83,395
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	29,463
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	575,074
2,895	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	209,974
530	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	70,066
3,685	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	459,741
850	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	99,909
		$1,527,622
Insured-Transportation — 5.4%
$750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	$778,943
600	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	644,556
500	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	498,060
		$1,921,559
Insured-Water and Sewer — 8.9%
$1,000	Chisholm Creek Utility Authority, Water & Wastewater Facilities, (AMBAC), 4.25%, 9/1/29	$907,120
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	511,940
1,000	Lawrence Water and Sewer System, (MBIA), 4.50%, 11/1/32	971,080
750	Wichita, Water & Sewer Utility, (AGC), 5.00%, 10/1/32	773,025
		$3,163,165
Special Tax Revenue — 1.2%
$410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$410,857
		$410,857
Water and Sewer — 3.2%
$1,000	Johnson County, Water District #1, 4.25%, 6/1/32	$938,510
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	208,636
		$1,147,146
Total Tax-Exempt Investments — 101.5% (identified cost $36,042,181)		$36,001,993
Other Assets, Less Liabilities — (1.5)%		$(517,323)
Net Assets— 100.0%		$35,484,670

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
PCR	—	Pollution Control Revenue
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2008, 78.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 28.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $455,422 or 1.3% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2008.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	115 U.S. Treasury Bond	Short	$(13,209,324)	$(13,442,422)	$(233,098)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$725,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(14,653)

Merrill Lynch Capital Services, Inc.	500,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	(5,594)

Morgan Stanley Capital Services, Inc.	500,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(45,478)
					$(65,725)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,080,970
Gross unrealized appreciation	1,143,311
Gross unrealized depreciation	(1,132,288)
Net unrealized appreciation	$11,023

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At April 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(233,098)
Level 2	Other Significant Observable Inputs	36,001,993	(65,725)
Level 3	Significant Unobservable Inputs	—	—
Total		$36,001,993	$(298,823)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of January 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide valuations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Fund’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Fund’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	June 16, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 16, 2008